CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares		12 Months Ended
	Nov. 24, 2020	Jun. 30, 2021
Over-allotment option
Sale of Units, net of underwriting discounts and offering expenses (in shares)	509,041
Private Placement | Private Placement Warrants
Sale of Units, net of underwriting discounts and offering expenses (in shares)		8,009,041
Sale of Private Placement Warrants (in shares)	3,146,454	3,146,454